Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance value at Mar. 31, 2022	$ 2,980	$ 18,055,407	$ 745,590	$ 29,018,885	$ 2,440,423	$ 50,263,285
Balance, shares at Mar. 31, 2022	14,900,000
Net loss for the period				(2,984,116)		(2,984,116)
Foreign currency translation adjustment					(4,616,732)	(4,616,732)
Balance value at Sep. 30, 2022	$ 2,980	18,055,407	745,590	26,034,769	(2,176,309)	42,662,437
Balance, shares at Sep. 30, 2022	14,900,000
Balance value at Mar. 31, 2023	$ 2,980	19,055,407	745,590	8,111,900	(961,635)	26,954,242
Balance, shares at Mar. 31, 2023	14,900,000
Net loss for the period				(366,973)		(366,973)
Mandatory conversion of convertible note	$ 110	(110)
Mandatory conversion of convertible note, shares	549,451
Foreign currency translation adjustment					(981,042)	(981,042)
Balance value at Sep. 30, 2023	$ 3,090	$ 19,055,297	$ 745,590	$ 7,744,927	$ (1,942,677)	$ 25,606,227
Balance, shares at Sep. 30, 2023	15,449,451